UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS

January 31, 2010                                                     (Unaudited)

LSV VALUE EQUITY                                                         Value
FUND                                                      Shares         (000)
----------------                                       ------------   ----------
COMMON STOCK (98.9%)
AEROSPACE & DEFENSE (2.9%)
   L-3 Communications Holdings                              212,300   $   17,693
   Northrop Grumman                                         363,000       20,546
   Raytheon                                                 180,600        9,469
                                                                      ----------
                                                                          47,708
                                                                      ----------
AGRICULTURAL OPERATIONS (1.3%)
   Archer-Daniels-Midland                                   694,100       20,802
                                                                      ----------
AGRICULTURAL PRODUCTS (0.3%)
   Corn Products International                              186,000        5,286
                                                                      ----------
AIRCRAFT (1.2%)
   Honeywell International                                  257,000        9,931
   Lockheed Martin                                          131,900        9,829
                                                                      ----------
                                                                          19,760
                                                                      ----------
APPAREL RETAIL (1.0%)
   Gap                                                      845,200       16,126
                                                                      ----------
APPAREL/TEXTILES (0.5%)
   Jones Apparel Group                                      534,900        7,724
                                                                      ----------
APPLICATION SOFTWARE (0.6%)
   Amdocs*                                                  337,252        9,642
                                                                      ----------
AUTOMOTIVE (0.4%)
   Autoliv                                                  149,100        6,383
                                                                      ----------
BANKS (9.4%)
   Bank of America                                        2,691,500       40,857
   Comerica                                                 458,100       15,809
   Huntington Bancshares                                    432,600        2,072
   JPMorgan Chase                                         1,033,100       40,229
   Keycorp                                                  527,600        3,788
   PNC Financial Services Group                             301,400       16,707
   Regions Financial                                        939,237        5,964
   SunTrust Banks                                           145,850        3,549
   Wells Fargo                                              824,600       23,443
   Zions Bancorporation                                     227,300        4,312
                                                                      ----------
                                                                         156,730
                                                                      ----------
BIOTECHNOLOGY (1.8%)
   Amgen*                                                   330,900       19,351
   Biogen Idec*                                             214,900       11,549
                                                                      ----------
                                                                          30,900
                                                                      ----------
BROADCASTING, NEWSPAPERS &
   ADVERTISING (0.0%)
   Sinclair Broadcast
      Group, Cl A                                           138,319          699
                                                                      ----------
CABLE & SATELLITE (0.4%)
   Time Warner Cable,
      Cl A                                                  140,833        6,139
                                                                      ----------

                                                                         Value
                                                          Shares         (000)
                                                       ------------   ----------
CHEMICALS (2.7%)
   Ashland                                                  210,971   $    8,525
   Eastman Chemical                                         334,700       18,921
   Lubrizol                                                 239,700       17,663
                                                                      ----------
                                                                          45,109
                                                                      ----------
COMMERCIAL PRINTING (0.5%)
   RR Donnelley & Sons                                      438,300        8,687
                                                                      ----------
COMPUTER & ELECTRONICS RETAIL (0.5%)
   RadioShack                                               446,100        8,708
                                                                      ----------
COMPUTERS & SERVICES (4.1%)
   Computer Sciences*                                       394,500       20,238
   Hewlett-Packard                                          192,700        9,070
   NCR*                                                     614,700        7,358
   Seagate Technology                                       694,900       11,626
   United Online                                            344,600        2,178
   Western Digital*                                         479,800       18,227
                                                                      ----------
                                                                          68,697
                                                                      ----------
CONSTRUCTION & ENGINEERING (0.6%)
   EMCOR Group*                                             418,200       10,062
                                                                      ----------
CONSUMER PRODUCTS (1.0%)
   Hasbro                                                   246,100        7,518
   Polaris Industries                                       192,705        8,520
                                                                      ----------
                                                                          16,038
                                                                      ----------
DIVERSIFIED MANUFACTURING (0.1%)
   Tredegar                                                  72,989        1,181
                                                                      ----------
ELECTRICAL SERVICES (5.5%)
   Alliant Energy                                           304,500        9,500
   American Electric Power                                  422,700       14,647
   CMS Energy                                               538,800        8,174
   Dominion Resources                                       421,100       15,774
   OGE Energy                                               240,800        8,722
   Pinnacle West Capital                                    309,700       11,093
   Sempra Energy                                            238,700       12,114
   Xcel Energy                                              516,400       10,731
                                                                      ----------
                                                                          90,755
                                                                      ----------
FINANCIAL SERVICES (3.7%)
   Advance America Cash Advance Centers                     622,300        3,006
   Citigroup                                              5,396,100       17,915
   Goldman Sachs Group                                      139,600       20,761
   Morgan Stanley                                           740,500       19,831
                                                                      ----------
                                                                          61,513
                                                                      ----------
FOOD, BEVERAGE & TOBACCO (4.2%)
   Coca-Cola Enterprises                                    953,100       19,243
   ConAgra Foods                                            918,000       20,875
   Del Monte Foods                                          976,400       11,111
   Sara Lee                                                 744,600        9,040

SCHEDULE OF INVESTMENTS

January 31, 2010                                                     (Unaudited)

LSV VALUE EQUITY                                                         Value
FUND                                                      Shares         (000)
----------------                                       ------------   ----------
FOOD, BEVERAGE & TOBACCO (CONTINUED)
   Supervalu                                                694,800   $   10,221
                                                                      ----------
                                                                          70,490
                                                                      ----------
GAS/NATURAL GAS (0.4%)
   Atmos Energy                                             261,147        7,213
                                                                      ----------
GENERAL MERCHANDISE STORES (0.9%)
   Family Dollar Stores                                     472,528       14,592
                                                                      ----------
HEALTH CARE FACILITIES (0.6%)
   Universal Health Services, Cl B                          318,800        9,296
                                                                      ----------
HOTELS & LODGING (0.5%)
   Wyndham Worldwide                                        397,600        8,346
                                                                      ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (1.4%)
   Whirlpool                                                303,700       22,832
                                                                      ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
   Constellation Energy Group                               221,100        7,137
   Mirant*                                                  382,800        5,386
                                                                      ----------
                                                                          12,523
                                                                      ----------
INSURANCE (9.8%)
   Allstate                                                 750,200       22,454
   American Financial Group                                 592,100       14,690
   Chubb                                                    563,200       28,160
   CIGNA                                                    391,900       13,235
   Cincinnati Financial                                      73,528        1,940
   Coventry Health Care*                                    577,550       13,214
   Genworth Financial, Cl A*                                567,200        7,850
   Hartford Financial Services Group                        363,400        8,718
   Lincoln National                                         195,031        4,794
   Loews                                                    214,800        7,683
   MetLife                                                  201,400        7,113
   Prudential Financial                                     176,400        8,818
   Stancorp Financial Group                                 156,600        6,731
   Travelers                                                359,204       18,201
                                                                      ----------
                                                                         163,601
                                                                      ----------
IT CONSULTING & OTHER SERVICES (0.5%)
   SAIC*                                                    444,700        8,152
                                                                      ----------
LEASING & RENTING (0.3%)
   Ryder System                                             165,100        6,009
                                                                      ----------
MACHINERY (0.7%)
   Crane                                                    368,000       11,231
                                                                      ----------
MULTIMEDIA (0.4%)
   Time Warner                                              252,000        6,917
                                                                      ----------
OFFICE ELECTRONICS (0.8%)
   Xerox                                                  1,482,600       12,928
                                                                      ----------

                                                                         Value
                                                          Shares         (000)
                                                       ------------   ----------

OIL & GAS EQUIPMENT & SERVICES (0.8%)
   Helix Energy Solutions Group*                            514,427   $    5,458
   Tidewater                                                166,921        7,815
                                                                      ----------
                                                                          13,273
                                                                      ----------
OIL & GAS STORAGE & TRANSPORTATION (0.6%)
   Southern Union                                           472,965       10,424
                                                                      ----------
PETROLEUM & FUEL PRODUCTS (14.6%)
   Chevron                                                  911,200       65,716
   ConocoPhillips                                           920,300       44,174
   Diamond Offshore Drilling                                 92,500        8,467
   Exxon Mobil                                              909,800       58,618
   Marathon Oil                                             723,000       21,553
   Noble                                                    348,314       14,044
   Sunoco                                                   186,000        4,667
   Tesoro                                                   223,000        2,787
   Transocean*                                              172,400       14,609
   Valero Energy                                            460,400        8,481
                                                                      ----------
                                                                         243,116
                                                                      ----------
PHARMACEUTICALS (8.7%)
   Eli Lilly                                                531,000       18,691
   Endo Pharmaceuticals Holdings*                           246,800        4,963
   Forest Laboratories*                                     428,000       12,686
   King Pharmaceuticals*                                    947,600       11,381
   Merck                                                    562,400       21,473
   Mylan Laboratories*                                      552,400       10,070
   Pfizer                                                 3,513,738       65,566
                                                                      ----------
                                                                         144,830
                                                                      ----------
PRINTING & PUBLISHING (2.2%)
   American Greetings, Cl A                                 310,900        5,746
   Gannett                                                  900,200       14,538
   Lexmark International, Cl A*                             299,400        7,722
   Newell Rubbermaid                                        606,800        8,234
                                                                      ----------
                                                                          36,240
                                                                      ----------
REINSURANCE (0.8%)
   Everest Re Group                                         161,700       13,864
                                                                      ----------
RETAIL (2.8%)
   BJ's Wholesale Club*                                     266,224        8,996
   Kroger                                                   531,400       11,388
   PetSmart                                                 419,200       10,794
   Safeway                                                  670,100       15,044
                                                                      ----------
                                                                          46,222
                                                                      ----------
SEMI-CONDUCTORS/INSTRUMENTS (0.5%)
   Sanmina-SCI*                                             122,223        1,613
   Vishay Intertechnology*                                  874,800        6,596
                                                                      ----------
                                                                           8,209
                                                                      ----------

SCHEDULE OF INVESTMENTS

January 31, 2010                                                     (Unaudited)

LSV VALUE EQUITY                                       Shares/ Face      Value
FUND                                                   Amount (000)      (000)
----------------                                       ------------   ----------
STEEL & STEEL WORKS (0.9%)
   Alcoa                                                    548,200   $    6,979
   Reliance Steel & Aluminum                                181,400        7,390
                                                                      ----------
                                                                          14,369
                                                                      ----------
TECHNOLOGY DISTRIBUTORS (0.3%)
   Insight Enterprises*                                     452,500        5,208
                                                                      ----------
TELEPHONES & TELECOMMUNICATIONS (7.0%)
   Arris Group*                                             549,400        5,516
   AT&T                                                   1,986,900       50,388
   CenturyTel                                               249,700        8,492
   Harris                                                   355,100       15,241
   Verizon Communications                                 1,258,200       37,016
                                                                      ----------
                                                                         116,653
                                                                      ----------
TOTAL COMMON STOCK
   (Cost $1,996,855)                                                   1,645,187
                                                                      ----------
WARRANTS (0.0%)
   Washington Mutual (A)*                                    25,900            2
                                                                      ----------
TOTAL WARRANTS
   (Cost $0)                                                                   2
                                                                      ----------
REPURCHASE AGREEMENT (0.9%)
   Morgan Stanley 0.040%, dated 01/29/10, to be
      repurchased on 02/01/10, repurchase price
      $14,429,980 (collaterized by U.S. Treasury
      Note, par value $14,727,945, 1.375%, 01/15/13,
      with total market value $14,718,545)             $     14,430       14,430
                                                                      ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $14,430)                                                         14,430
                                                                      ----------
TOTAL INVESTMENTS - 99.8%
   (Cost $1,972,186) +                                                $1,659,619
                                                                      ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $1,662,870(000).

*    NON-INCOME PRODUCING SECURITY.

(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.

CL   - CLASS

+ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,011,285(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $165,084(000) AND $(516,750)(000) RESPECTIVELY.

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

LSV-QH-001-1300

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: March 29, 2010